Related Parties - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			20 Months Ended		3 Months Ended		12 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended	20 Months Ended	18 Months Ended
	Aug. 31, 2012	May 31, 2013 non-voting_observer Employee vote director	May 31, 2012	May 31, 2011	Sep. 05, 2011	Sep. 25, 2007	Nov. 30, 2012 Senior notes [Member]	Nov. 30, 2012 Senior subordinated notes [Member]	May 31, 2013 Goldman Sachs [Member]	Aug. 08, 2012 6.500% senior notes due 2020 [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior notes [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	May 31, 2013 Equity Healthcare [Member]	May 31, 2012 Equity Healthcare [Member]	May 31, 2011 Equity Healthcare [Member]	May 01, 2007 Core Trust Purchasing Group [Member]	Sep. 05, 2011 Minimum [Member]	Feb. 28, 2013 Maximum [Member]
Related Party Transaction [Line Items]
Percentage of transaction fee on total enterprise value						1.00%
Percentage of annual monitoring fee on Company's annual Adjusted EBITDA		1.00%
Total amount of Sponsor fees		$ 11,000,000	$ 10,300,000	$ 10,100,000
Number of directors each Sponsor has the right to nominate		2
Number of non-voting observer each Sponsor is entitled to appoint		1
Minimum percentage of membership interests that the sponsors should hold		70.00%
Number of non-affiliate directors each Sponsor may appoint (one or more)		1
Number of votes each director has for purposes of any Board of Directors action		1
Consulting fee					250,000
Out-of-pocket fees and expenses relating to an off-site office and administrative support					100,000												100,000	150,000
Non competition time period following term of agreement		1 year
Amount paid under consulting agreement		400,000	400,000	300,000
Fee per participating employee per month		2
Number of employees enrolled in its health benefit plans		3,200
Payments made to Equity Healthcare													100,000	100,000	100,000
Term of participation agreement																5 years
Percentage of purchase requirements		80.00%
Total amount of fees paid		800,000	500,000	200,000
Fees received		79,000,000	0	0					1,300,000
Underwriting discount received	2,300,000						2,600,000	2,500,000
Face value of bonds										1,000,000,000.0	825,000,000.0	800,000,000.0
Interest rate										6.50%	6.50%	6.50%
Maturity year										2020	2020	2020
Amount paid to consulting company		2,200,000	1,900,000	700,000
Repurchase of common shares		100,000	1,300,000	3,700,000
Employee capital contributions		$ 0	$ 0	$ 0